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QUARTERLY REPORT

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Principal	Value
99.71%	US TREASURY BILLS(A)
	US Treasury Bill 09/03/2026 3.66%(B)	$2,229,000	$2,194,637

99.71%	TOTAL US TREASURY BILLS		2,194,637
	(Cost: $2,195,506)

5.24%	OPTIONS PURCHASED(A)(C)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
5.24%	CALL OPTIONS
	iShares Bitcoin Trust	577	2,216,834	2.00	46,157	115,417
	(Cost: $224,322)

5.24%	TOTAL OPTIONS PURCHASED					115,417
	(Cost: $224,322)

104.96%	TOTAL INVESTMENTS					2,310,054
	(Cost: $2,419,829)
(4.96%)	Liabilities in excess of other assets					(109,122)
100.00%	NET ASSETS					$2,200,932

(A)All or a portion of the secuirty is held as collateral for options written

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31,2026

(C)Non-income producing

QUARTERLY REPORT

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

(8.81%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(8.81%)	PUT OPTIONS
	iShares Bitcoin Trust	577	$(2,216,834)	$3.36	05/15/2026	$(193,855)
	(Premiums Received: $250,549)

(8.81%)	TOTAL OPTIONS WRITTEN					$(193,855)
	(Premiums Received: $250,549)

(A)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Schedule of Options Written (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$2,194,637	$—	$2,194,637
Options Purchased	115,417		—	115,417
	$115,417	$2,194,637	$—	$2,310,054
Liabilities
Options Written	$(193,855)	$—	$—	$(193,855)
	$(193,855)	$—	$—	$(193,855)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,169,280, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,694
Gross unrealized depreciation	(109,775)
Net unrealized appreciation	$(53,081)